FOREIGN EXCHANGE RISK	12 Months Ended
Dec. 31, 2022
FOREIGN EXCHANGE RISK
FOREIGN EXCHANGE RISK

NOTE 24 - FOREIGN EXCHANGE RISK

We have no significant items exposed to foreign exchange.

Based on the Corporation’s foreign currency exposures, varying the above foreign exchange rates to reflect a 5% strengthening of the US dollar would have decreased the net loss for the year ended December 31, 2022 by approximately $9,957, assuming that all other variables remained constant.

An assumed 5% weakening of the US dollar against the Canadian dollar would have had an equal but opposite effect on the amount shown above, on the basis that all other variables remained constant.